SCHEDULE OF STOCK OPTION ACTIVITY (Details) - $ / shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Number of Options, Outstanding Beginning	2,545,083	2,267,571	3,682,818	2,267,571	2,267,571	1,758,316
Weighted Average Exercise Price, Outstanding Beginning	$ 0.095	$ 0.061	$ 0.066	$ 0.061	$ 0.061	$ 0.003
Number of Options, Granted	13,750,000	2,545,083	13,750,000	2,545,083	2,545,083	1,129,836
Weighted Average Exercise Price, Granted	$ 0.030	$ 0.095	$ 0.030	$ 0.095	$ 0.095	$ 0.120
Number of Options, Forfeited or expired		(1,129,836)	(1,137,735)	(1,129,836)	(1,129,836)	(620,581)
Weighted Average Exercise Price, Forfeited or expired		$ 0.120	$ 0.003	$ 0.120	$ 0.120	$ 0.003
Number of Options, Outstanding Ending	16,295,083	3,682,818	16,295,083	3,682,818	3,682,818	2,267,571
Weighted Average Exercise Price, Outstanding Ending	$ 0.040	$ 0.066	$ 0.040	$ 0.066	$ 0.066	$ 0.061
Number of Options, Exercisable Ending	509,017	1,137,735	509,017	1,137,735	877,122	1,879,705
Weighted Average Exercise Price, Exercisable at Ending	$ 0.095	$ 0.003	$ 0.095	$ 0.003	$ 0.160	$ 0.073
Number of Options, Outstanding Beginning			3,682,818	2,267,571	2,267,571
Weighted Average Exercise Price, Outstanding Beginning			$ 0.66	$ 0.061	$ 0.061
Number of Options, Outstanding Ending					3,682,818	2,267,571
Weighted Average Exercise Price, Outstanding Ending					$ 0.66	$ 0.061
Number of Options, Exercisable Ending	509,017	1,137,735	509,017	1,137,735	877,122	1,879,705
Weighted Average Exercise Price, Exercisable Ending	$ 0.095	$ 0.003	$ 0.095	$ 0.003	$ 0.160	$ 0.073